Real Estate and Accumulated Depreciation (Details 1) (USD $)	Dec. 31, 2010
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	7
Amount	$ 4,845,243,970
EQR-Bond Partnership [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	6
Amount	51,670,000
EQR-Freddie Mac [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	0
EQR-Fanwell 2007 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	7
Amount	223,138,000
EQR-Wellfan 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	15
Amount	550,000,000
EQR-SOMBRA 2008 LP [Member] | Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	19
Amount	543,000,000
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Amount	3,477,435,970
Portfolio Entity Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation
Number of Properties Encumbered	54
Amount	$ 1,367,808,000